Nature of Business and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

NOTE 1 – Nature of Business and Summary of Significant Accounting policies

Nature of Business

Fresh Promise Foods is a consumer products and marketing company focused on the high-margin multi-billion dollar health and wellness food and beverage sectors. Under its wholly owned subsidiary, Harvest Soul Inc., the Company is building a production facility in Atlanta, Ga. and will be launching a new brand and category in the organic, all-natural juice category.

On March 15, 2013 all officers and directors resigned from the Company and Mr. Joseph C. Canouse was appointed President, Chief Executive Officer, and Director.

On April 17, 2013 Mr. Kevin P. Quirk joined the Company and was appointed President, Chief Executive Officer. Mr. Canouse, who continued as a Director, assumed the title of Chief Financial Officer.

Effective August 5, 2013 the Company completed a 1 for 100 reverse stock split, which reduced the number of issued and outstanding common shares from 2,903,888,889 to approximately 29,039,066. Fractional shares produced as a result of this reverse stock split were rounded up to the next whole share. The consolidated financial statements have been retroactively adjusted to reflect this reverse stock split.

On September 26, 2013 the name of the Company was changed to Fresh Promise Foods, Inc. and the Company also reduced the number of authorized shares of common stock from four billion (4,000,000,000) to four hundred seventy five million (475,000,000).

On May 28, 2014, the Company increased the number of authorized shares of common stock to nine hundred seventy five million shares (975,000,000) from four hundred seventy five million (475,000,000).

On June 2, 2014, Joseph C. Canouse resigned as Chairman of the Board of Directors (the “Board”) of Fresh Promise Foods, Inc., a Nevada corporation (the “Company”), and as Chief Financial Officer of the Company. Mr. Canouse informed the Company that his decision to resign was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On June 4, 2014, the Board approved by unanimous written consent the appointment of Scott Martin as a member of the Board and Secretary of the Company, effective as of such date.

On June 4, 2014, the Board also approved by unanimous written consent the appointment of Mr. Kevin P. Quirk as Chairman of the Board. Mr. Quirk currently serves as Chief Executive Officer & Chief Financial Officer of the Company and a director and will retain his current positions.

On September 1, 2014, the Company increased the number of authorized shares of common stock to two billion shares (2,000,000,000) from nine hundred seventy five million shares (975,000,000).

ACCOUNTING BASIS

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP accounting”). The Company has adopted a December 31 fiscal year end.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the financial statements of Fresh Promise Foods Inc. and its wholly-owned subsidiary Harvest Soul Inc. All significant inter-company balances and transactions within the Company and subsidiary have been eliminated upon consolidation.

CASH AND CASH EQUIVALENTS

Fresh Promise Foods Inc. considers all highly liquid investments with maturities of three months or less to be cash equivalents.

CASH FLOWS REPORTING

The Company follows ASC 230, Statement of Cash Flows, for cash flows reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“Indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net loss to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments are carried at the approximate fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVENTORIES

Inventories consist of bottles, closures, labels and boxes as well as certain raw materials that go into the production of the final product. Inventory is stated at the lower of the cost or market. Cost is determined on the average cost method. Inventories are reviewed and reconciled periodically.

ACCOUNTS RECEIVABLE

The Company’s has no Accounts Receivables. The Company charges off receivables if they determine that the amount is no longer collectible. The allowance for doubtful accounts was zero at September 30, 2014 and December 31, 2013. Bad debt expense related to customer receivables for the period ended September 30, 2014 and 2013 was zero and zero respectively.

NET INCOME (LOSS) PER COMMON SHARE

Net income (loss) per share is calculated in accordance with FASB ASC 260, “Earnings Per Share.” Basic net income (loss) per common share is based on the weighted average number of shares of common stock outstanding at September 30, 2014 and 2013. Diluted earnings per share is calculated by dividing the Company’s net loss available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. At September 30, 2014 and 2013, the Company had convertible notes and warrants outstanding that could be converted into approximately 567,425,057 common shares based up the closing bid price of the company’s common stock at September 30, 2014.

REVENUE RECOGNITION

The Company derives revenue from the sale of its products. The Company follows paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

SHARE-BASED EXPENSE

ASC 718, Compensation – Stock Compensation, prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, Equity – Based Payments to Non-Employees. Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

Share-based expense for the 9 months ended September 30, 2014 and 2013 totaled $2,950 and $29,570, respectively.

POLICY ON WEBSITE DEVELOPMENT COST TO BE INCLUDED

Website Development Costs

The Company accounts for website development costs in accordance with Accounting Standards Codification 350-50 “Website Development Costs”. Accordingly, all costs incurred in the planning stage are expensed as incurred, costs incurred in the website application and infrastructure development stage that meet specific criteria are capitalized and costs incurred in the day to day operation of the website are expensed as incurred.

The Company placed into service its main website (www.freshpromisefoods.com) in 2013. All costs associated with these websites are subject to straight-line amortization over there expected useful life, a five year period.

RECENT ACCOUNTING PRONOUNCEMENTS

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company. Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company’s present or future financial statements.